Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Wireless Fund Shares
Shareholder Report [Line Items]
Fund Name	Wireless Fund
Class Name	Wireless Fund
Trading Symbol	WIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about the Wireless Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wirexfund.com/literature. You can also request this information by contacting us at 1-800-590-0898.
Additional Information Phone Number	1-800-590-0898
Additional Information Website	https://www.wirexfund.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months period?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Wireless Fund	$105	1.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	Ten Years
Wireless Fund	55.65%	22.83%	16.13%
S&P 500 Index	36.35%	15.98%	13.38%
NASDAQ Composite Index	38.64%	18.81%	16.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,006,353
Holdings Count | shares	22
Advisory Fees Paid, Amount	$ 88,431
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$10,006,353
Number of Portfolio Holdings	22
Portfolio Turnover Rate (%)	2%
Total Advisory Fees Paid ($)	$88,431

Holdings [Text Block]
What did the Fund invest in?
Top Holdings (% of net assets)

NVIDIA Corporation	18.82%
Microsoft Corporation	11.22%
Alphabet Inc. - Class A	9.05%
Apple Inc.	7.74%
Motorola Solutions, Inc.	4.97%
Meta Platforms, Inc. - Class A	4.95%
Broadcom Inc.	4.85%
QUALCOMM Incorporated	4.52%
KLA Corporation	4.02%
Applied Materials, Inc.	3.97%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings (% of net assets)

NVIDIA Corporation	18.82%
Microsoft Corporation	11.22%
Alphabet Inc. - Class A	9.05%
Apple Inc.	7.74%
Motorola Solutions, Inc.	4.97%
Meta Platforms, Inc. - Class A	4.95%
Broadcom Inc.	4.85%
QUALCOMM Incorporated	4.52%
KLA Corporation	4.02%
Applied Materials, Inc.	3.97%